Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Asbtract]
Commitments and contingencies
25.	Commitments and contingencies

The Company is currently not a party to any material legal proceedings, investigation or claims. However, the Company, from time to time, may be involved in legal matters arising in the ordinary course of its business. While management believes that such matters are currently not material, there can be no assurance that matters arising in the ordinary course of business for which the Company is or could become involved in litigation, will not have a material adverse effect on its business, financial condition or results of operations.